SEGMENTAL INFORMATION - Revenues from External Customers (Details) (Customer concentration risk, Sales revenue, services, net, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Petrobas
Revenues from external customers:
Concentration risk percentage	31.00%	37.00%	27.00%
Concentration risk amount	$ 93,741	$ 90,652	$ 57,622
DUSUP
Revenues from external customers:
Concentration risk percentage	16.00%	12.00%	0.00%
Concentration risk amount	47,054	29,893	0
Pertamina
Revenues from external customers:
Concentration risk percentage	13.00%	15.00%	17.00%
Concentration risk amount	37,829	36,944	37,570
Qatar Gas Transport Company
Revenues from external customers:
Concentration risk percentage	12.00%	0.00%	0.00%
Concentration risk amount	35,461	0	0
BC Group plc
Revenues from external customers:
Concentration risk percentage	8.00%	20.00%	28.00%
Concentration risk amount	25,101	49,147	61,299
Shell
Revenues from external customers:
Concentration risk percentage	2.00%	10.00%	21.00%
Concentration risk amount	$ 5,105	$ 25,440	$ 45,564